Goodwill and other intangible assets - Additional information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 61	$ 9	$ 0	$ 62
Cash flow projection forecast duration (in years)		5 years
Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets (as a percent)	0.078
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate		3.00%	3.00%
Impairment charges		$ 9	$ 0	60
Recoverable amount	$ 15
Surgical | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges	59
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate		3.00%	3.00%
Impairment charges		$ 0	$ 0	$ 2
Vision Care | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 2